Lease Obligations (Future Minimum Rental Payments of Non-cancelable Leases With Terms In Excess of One Year) (Details) (USD $) In Millions, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013	Dec. 29, 2012
Leases [Abstract]
2014, capital leases		$ 83.7
2015, capital leases		80.8
2016, capital leases		73.7
2017, capital leases		64.3
2018, capital leases		55.1
Thereafter, capital leases		298.4
Total minimum lease payments, capital leases		656.0
Less amounts representing interest, capital leases		(231.2)
Present value of net minimum lease payments, capital leases		424.8
Less current obligations	(60.5)	(49.3)	(36.2)
Long-term obligations	384.4	375.5	411.6
2014, operating leases		464.4
2015, operating leases		425.3
2016, operating leases		392.5
2017, operating leases		347.7
2018, operating leases		297.0
Thereafter, operating leases		1,781.1
Total minimum lease payments, operating leases		$ 3,708.0